Significant equity transactions, mergers and acquisitions and investments - Banma (Details) - Banma	Dec. 31, 2020	Sep. 30, 2020
Investment
Equity interest held immediately prior to restructuring (as a percentage)		38.00%
Equity interest held (as a percentage)	50.00%